Note 7 - Leases - Lease Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Member]
Operating lease right-of-use assets	$ 4,519	$ 4,110
Finance lease right-of-use assets	2,215	0
Other Liabilities [Member]
Operating lease liabilities	4,671	4,247
Finance lease liabilities	$ 2,281	$ 0